Employee Benefit Plans (Expected Cash Flows for Defined Benefit Pension and Other Post-Retirement Benefit Plans) (Details) $ in Millions	Dec. 31, 2023 CAD ($)
Defined benefit pension plans
Expected employer contributions
Expected employer contributions, 2024	$ 34
Expected benefit payments
Expected benefit payments, 2024	172
Expected benefit payments, 2025	163
Expected benefit payments, 2026	166
Expected benefit payments, 2027	171
Expected benefit payments, 2028	173
Expected benefit payments, 2029 - 2033	890
Non-pension Benefit Plans
Expected employer contributions
Expected employer contributions, 2024	19
Expected benefit payments
Expected benefit payments, 2024	21
Expected benefit payments, 2025	21
Expected benefit payments, 2026	21
Expected benefit payments, 2027	21
Expected benefit payments, 2028	20
Expected benefit payments, 2029 - 2033	$ 95